Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct 31, 2011
Registrant Name	dei_EntityRegistrantName	PRUDENTIAL INVESTMENT PORTFOLIOS 9
Central Index Key	dei_EntityCentralIndexKey	0001070287
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb 10, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb 10, 2012
Prospectus Date	rr_ProspectusDate	Feb 10, 2012

Prudential Large-Cap Core Equity Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is long-term after-tax growth of capital.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 20 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 57.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential Large-Cap Core Equity Fund (USD $)	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	5.75%	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	1.00%	6.00%	6.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none	none	none	none
Redemption fees	none	none	none	none	none	none	none
Exchange fee	none	none	none	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	15	15	15	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Large-Cap Core Equity Fund	Class A	Class B	Class C	Class L	Class M	Class X	Class Z
Management fees	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%	0.65%
+ Distribution and service (12b-1) fees	0.30%	1.00%	1.00%	0.50%	1.00%	1.00%	none
+ Other expenses	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%	0.56%
= Total annual Fund operating expenses	1.51%	2.21%	2.21%	1.71%	2.21%	2.21%	1.21%
- Fee waiver or expense reimbursement	(0.31%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)	(0.26%)
= Net annual Fund operating expenses	1.20%	1.95%	1.95%	1.45%	1.95%	1.95%	0.95%

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential Large-Cap Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	972	1,301	2,227
Class B	698	966	1,261	2,264
Class C	298	666	1,161	2,524
Class L	714	1,059	1,427	2,458
Class M	798	1,066	1,361	2,347
Class X	798	1,066	1,461	2,524
Class Z	97	358	640	1,443

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Large-Cap Core Equity Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	666	972	1,301	2,227
Class B	198	666	1,161	2,264
Class C	198	666	1,161	2,524
Class L	714	1,059	1,427	2,458
Class M	198	666	1,161	2,347
Class X	198	666	1,161	2,524
Class Z	97	358	640	1,443

° The manager of the Fund has contractually agreed through February 28, 2013 to cap the Fund’s annual operating expenses at .95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 28, 2013, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund’s Board of Trustees.
° The distributor of the Fund has contractually agreed through February 28, 2013 to limit the Fund’s Class A distribution and service (12b-1) fees to .25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund’s Board of Trustees.
Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

We seek investments that will appreciate over time. We also try to reduce the taxes shareholders may pay on the Fund’s investment income and capital gains. We normally invest at least 80% of the Fund’s investable assets in common stock and equity-related securities of large capitalization U.S. companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Quantitative Management Associates LLC (QMA) manages the Fund using an investment process that is centered around a quantitative stock selection model used to evaluate growth potential, valuation, liquidity and investment risk. They try to select securities that will provide strong capital appreciation, while trying to limit both the differences in portfolio characteristics from those of the overall stock market and the effects of taxation. The portfolio will normally consist of at least 200 securities selected from a broad universe of stocks.

We try to limit taxes by avoiding short-term capital gains whenever possible. We also may sell securities that have fallen in value in order to generate losses that can be used to offset current and future capital gains on other securities, while, at the same time, improve the risk/return profile of the portfolio. We may use hedging techniques to help limit taxable income and capital gains. We also may use derivatives to try to improve the Fund’s returns.

The Fund’s objective is to outperform the returns of the S&P 500 Index on an after-tax basis over the long term. While we make every effort to achieve our objective, we can’t guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Generally, the stock prices of large capitalization companies are more stable than the stock prices of small companies. The Fund’s holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes.

Some of our investment strategies—such as using derivatives—involve above-average risks. The Fund may use hedging techniques to help limit taxes, preserve assets and enhance return, including using options and stock index or other financial futures contracts. Derivatives may not match or fully offset the underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Tax-Related Investing Risk. If you are investing for the short term (less than one year), you may suffer negative tax consequences by investing in the Fund. Market conditions may limit the Fund’s ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may require the Fund to sell securities and realize gains. While the Fund tries to limit the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund expects to distribute taxable income or capital gains from time to time.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund’s Past Performance.

The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns (Class A Shares)

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the expense cap and distribution and service (12b-1) fee waiver for Class A shares, the annual returns would have been lower, too.

Best Quarter:		Worst Quarter:
15.21%	2nd Quarter 2003	-21.65%	4th Quarter 2008

Average Annual Total Returns % (as of 12-31-11)
Average Annual Total Returns Prudential Large-Cap Core Equity Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Return Before Taxes Class B Shares	(4.37%)	(2.69%)	1.64%
Return Before Taxes Class C Shares	(0.57%)	(2.49%)	1.65%
Return Before Taxes Class L Shares	(4.99%)			(2.96%)	Mar 19, 2007
Return Before Taxes Class M Shares	(5.22%)			(2.61%)	Mar 19, 2007
Return Before Taxes Class X Shares	(4.48%)			(1.98%)	Mar 19, 2007
Return Before Taxes Class Z Shares	1.31%	(1.55%)	2.66%
Return Before Taxes Class A Shares	(4.44%)	(2.90%)	1.82%
Return After Taxes on Distributions Class A Shares	(5.54%)	(3.20%)	1.64%
Return After Taxes on Distribution and Sale of Fund Shares Class A Shares	(1.44%)	(2.45%)	1.56%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	2.09%	(0.25%)	2.92%
Lipper Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)	(0.67%)	(0.87%)	2.41%

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential International Real Estate Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek capital appreciation and income.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 22 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 57.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential International Real Estate Fund (USD $)	Class A	Class B	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	1.00%	5.00%	1.00%	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	15	none

Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential International Real Estate Fund		Class A	Class B	Class C	Class Z
Management fees		1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) fees		0.30%	1.00%	1.00%	none
+ Other expenses		2.55%	2.55%	2.55%	2.55%
= Total annual Fund operating expenses		3.85%	4.55%	4.55%	3.55%
- Fee waiver or expense reimbursement	[1]	(2.25%)	(2.20%)	(2.20%)	(2.20%)
= Net annual Fund operating expenses		1.60%	2.35%	2.35%	1.35%
[1]	The Manager has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest, and brokerage commissions) of each class of shares to 1.35% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund's Board of Trustees. Separately, the Distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential International Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,465	2,244	4,270
Class B	738	1,476	2,223	4,318
Class C	338	1,176	2,123	4,528
Class Z	137	884	1,653	3,673

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential International Real Estate Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	704	1,465	2,244	4,270
Class B	238	1,176	2,123	4,318
Class C	238	1,176	2,123	4,528
Class Z	137	884	1,653	3,673

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund seeks to achieve its investment objective by investing in investments whose price will increase over time and which will pay the Fund dividends and other income, such as capital gains. The Fund normally invests at least 80% of its investable assets in equity-related securities of real estate companies, principally real estate investment trusts (REITs) and other real estate securities. Equity-related securities may include common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts (ADRs), warrants and other rights that can be exercised to obtain stock. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate. The Fund invests primarily in non-U.S. issuers located in various countries outside the U.S., including non-U.S. issuers located in emerging markets, and expects to diversify broadly among developed and emerging countries throughout the world. The Fund may invest up to 20% of its investable assets in other securities, including fixed-income securities of real estate companies and equity and fixed-income securities of issuers that are not real estate companies. The Fund is nondiversified, meaning it may invest more than 5% of its assets in any one issuer. The Fund concentrates its investments (i.e., invests at least 25% of its assets) in the real estate sector.

While we make every effort to achieve the Fund’s objective, we can’t guarantee success.

The Fund will provide 60 days’ prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the equity-related securities of real estate companies.

The assets of the Fund are managed by PREI® , otherwise known as Prudential Real Estate Investors, which is a business unit of Prudential Investment Management, Inc. and serves as the Fund’s subadviser. The subadviser’s approach to real estate investing is value-oriented based upon real estate fundamentals and assessments of management teams. The subadviser emphasizes both quantitative and qualitative investment analysis, and focuses on valuation relative to a company’s underlying real estate assets as well as a company’s on-going concern valuation. Through detailed company research that includes regular management visits, property tours and financial analysis, the subadviser analyzes the quality of real estate asset cash flows and sustainability and growth of company dividends. The subadviser also evaluates the company’s strategy, management’s track record, incentives and ability to create long term shareholder value. Only about 5% of institutional quality commercial real estate is publicly traded, and the subadviser believes public real estate securities managers need a firm understanding of the other 95%—the private real estate markets, to successfully add value.

Decisions to sell portfolio securities are based on relative analysis which entails examination of a variety of factors. The decision to sell a security is based on the subadviser’s assessment of relative risk adjusted return for the security.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Real Estate Risk. An investment in the Fund will be closely linked to the performance of the real estate markets. The value of real estate securities in general, and REITs in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Real Estate Investment Trust (REIT) Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses. The Fund’s investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Although we try to invest wisely, all investments involve risk. Because it concentrates its investments in REITs and other equity-related securities of real estate companies, the Fund is subject to risks of the real estate industry, such as general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes. Because we invest in stocks, there is the risk that the price of a particular stock we own could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down. Stock markets are volatile.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Selection Risk. Selection risk is the risk that the securities selected by PREI will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and may make investments that are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI

The Fund’s Past Performance.

The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Annual Total Returns % (Class A Shares)

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the contractual cap in effect through February 28, 2013 and the distribution and service (12b-1) fee waiver, the annual returns would have been lower as well.

Best Quarter:		Worst Quarter:
2.28%	2nd Quarter 2011	-19.19%	3rd Quarter 2011

Average Annual Total Returns % (as of 12-31-11)
Average Annual Total Returns Prudential International Real Estate Fund	One Year	Five Years	Ten Years	Since Inception	Inception Date
Return Before Taxes Class B Shares	(22.35%)			(20.09%)	Dec 21, 2010
Return Before Taxes Class C Shares	(18.93%)			(16.70%)	Dec 21, 2010
Return Before Taxes Class Z Shares	(17.60%)			(16.18%)	Dec 21, 2010
Return Before Taxes Class A Shares	(21.88%)			(20.41%)	Dec 21, 2010
Return After Taxes on Distributions Class A Shares	(22.59%)			(21.11%)	Dec 21, 2010
Return After Taxes on Distribution and Sale of Fund Shares Class A Shares	(13.98%)			(17.64%)	Dec 21, 2010
FTSE EPRA/NAREIT Developed ex-U.S. Net Index (reflects no deduction for fees, expenses or taxes)	(15.64%)			(15.64%)	Dec 31, 2010
Lipper Equity International Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)	(17.75%)			(17.75%)	Dec 31, 2010

° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.

Prudential Absolute Return Bond Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.
FUND FEES AND EXPENSES

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 24 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 57.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Prudential Absolute Return Bond Fund (USD $)	Class A	Class C	Class Q	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	1.00%	1.00%	none	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none	none	none	none
Redemption fee	none	none	none	none
Exchange fee	none	none	none	none
Maximum account fee (accounts under $2,500)	15	15	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Prudential Absolute Return Bond Fund		Class A	Class C	Class Q	Class Z
Management fees		0.80%	0.80%	0.80%	0.80%
+ Distribution and service (12b-1) fees		0.30%	1.00%	none	none
+ Other expenses	[1]	1.60%	1.59%	1.65%	1.68%
= Total annual Fund operating expenses		2.70%	3.39%	2.45%	2.48%
- Fee waiver or expense reimbursement	[1]	(1.60%)	(1.54%)	(1.60%)	(1.63%)
= Net annual Fund operating expenses	[1]	1.10%	1.85%	0.85%	0.85%
[1]	The Manager has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund's Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.

Example.
The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
If Shares Are Redeemed
Expense Example Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,105	1,679	3,233
Class C	288	899	1,632	3,573
Class Q	87	610	1,161	2,664
Class Z	87	616	1,173	2,692

If Shares Are Not Redeemed
Expense Example, No Redemption Prudential Absolute Return Bond Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	557	1,105	1,679	3,233
Class C	188	899	1,632	3,573
Class Q	87	610	1,161	2,664
Class Z	87	616	1,173	2,692

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.

The Fund has a flexible investment strategy and will invest in a variety of securities and instruments. The Fund will also use a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection.

Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in debt securities (generally referred to as “bonds”) and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to:

■ mortgage-related securities, including collateralized mortgage-backed obligations or commercial mortgage-backed securities;

■ asset-backed securities, including collateralized debt obligations or collateralized loan obligations;

■ floating rate loans;

■ municipal securities (taxable or non-taxable);

■ domestic and foreign corporate debt obligations;

■ domestic and foreign government debt obligations, including U.S. Government securities; and

■ other debt obligations

The Fund’s investments in debt securities may include both fixed rate and floating rate securities.

The Fund may invest up to 50% of its total assets in debt securities that are rated below investment grade (which are sometimes referred to as “junk bonds”) or, if unrated, of comparable quality at the time of purchase as determined by the Fund’s investment subadviser, described below.

While we make every effort to achieve the Fund’s objective, we can’t guarantee success.

Principal Risks of Investing in the Fund.

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

Risks of Investments in Loans. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignment or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations and assignments generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value floating rate loans, or sell floating rate loans at an acceptable price when it wants to sell them. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the investment subadviser’s credit analysis of the borrower, and in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable.

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Municipal Bonds. Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk—when interest rates fall, the issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.”

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and may make investments that are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

The Fund’s Past Performance.
The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.

Label	Element	12 Months Ended
		Value
Prudential Large-Cap Core Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is long-term after-tax growth of capital.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 20 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 57.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal year, the Fund’s portfolio turnover rate was 121% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	121.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Expense Example Footnotes [Text Block]	rr_ExpenseExampleFootnotesTextBlock	° The manager of the Fund has contractually agreed through February 28, 2013 to cap the Fund’s annual operating expenses at .95% (exclusive of 12b-1 fees and certain other fees). This expense cap may not be terminated prior to February 28, 2013, and may be renewed, modified or terminated thereafter. The decision on whether to renew, modify or terminate the expense cap is subject to review by the manager and the Fund’s Board of Trustees.
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	° The distributor of the Fund has contractually agreed through February 28, 2013 to limit the Fund’s Class A distribution and service (12b-1) fees to .25% of the Fund’s Class A average daily net assets. This waiver may not be terminated prior to February 28, 2013. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund’s Board of Trustees.
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

We seek investments that will appreciate over time. We also try to reduce the taxes shareholders may pay on the Fund’s investment income and capital gains. We normally invest at least 80% of the Fund’s investable assets in common stock and equity-related securities of large capitalization U.S. companies. The term “investable assets” refers to the Fund’s net assets plus any borrowings for investment purposes. The Fund’s investable assets will be less than its total assets to the extent that it has borrowed money for non-investment purposes, such as to meet anticipated redemptions.

Quantitative Management Associates LLC (QMA) manages the Fund using an investment process that is centered around a quantitative stock selection model used to evaluate growth potential, valuation, liquidity and investment risk. They try to select securities that will provide strong capital appreciation, while trying to limit both the differences in portfolio characteristics from those of the overall stock market and the effects of taxation. The portfolio will normally consist of at least 200 securities selected from a broad universe of stocks.

We try to limit taxes by avoiding short-term capital gains whenever possible. We also may sell securities that have fallen in value in order to generate losses that can be used to offset current and future capital gains on other securities, while, at the same time, improve the risk/return profile of the portfolio. We may use hedging techniques to help limit taxable income and capital gains. We also may use derivatives to try to improve the Fund’s returns.

The Fund’s objective is to outperform the returns of the S&P 500 Index on an after-tax basis over the long term. While we make every effort to achieve our objective, we can’t guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Although we try to invest wisely, all investments involve risk. Since the Fund invests primarily in equity-related securities, there is the risk that the price of a particular stock we own could go down, or the value of the equity markets or a sector of them could go down. Stock markets are volatile. Generally, the stock prices of large capitalization companies are more stable than the stock prices of small companies. The Fund’s holdings can vary significantly from broad market indexes, and performance of the Fund can deviate from the performance of such indexes.

Some of our investment strategies—such as using derivatives—involve above-average risks. The Fund may use hedging techniques to help limit taxes, preserve assets and enhance return, including using options and stock index or other financial futures contracts. Derivatives may not match or fully offset the underlying positions and this could result in losses to the Fund that would not otherwise have occurred.

Tax-Related Investing Risk. If you are investing for the short term (less than one year), you may suffer negative tax consequences by investing in the Fund. Market conditions may limit the Fund’s ability to generate tax losses or to avoid dividend income. Excessive shareholder redemptions may require the Fund to sell securities and realize gains. While the Fund tries to limit the extent to which shareholders incur taxes on Fund distributions of income and net realized gains, the Fund expects to distribute taxable income or capital gains from time to time.

For more information on the risks of investing in this Fund, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (Class A Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
15.21%	2nd Quarter 2003	-21.65%	4th Quarter 2008

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401 (k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential Large-Cap Core Equity Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.51%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.31%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.20%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	666
3 Years	rr_ExpenseExampleYear03	972
5 Years	rr_ExpenseExampleYear05	1,301
10 Years	rr_ExpenseExampleYear10	2,227
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	666
3 Years	rr_ExpenseExampleNoRedemptionYear03	972
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,301
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,227
Bar Chart Table:	rr_BarChartTableAbstract
2002	rr_AnnualReturn2002	(20.74%)	[1]
2003	rr_AnnualReturn2003	29.64%	[1]
2004	rr_AnnualReturn2004	11.18%	[1]
2005	rr_AnnualReturn2005	4.57%	[1]
2006	rr_AnnualReturn2006	16.13%	[1]
2007	rr_AnnualReturn2007	6.12%	[1]
2008	rr_AnnualReturn2008	(37.61%)	[1]
2009	rr_AnnualReturn2009	21.28%	[1]
2010	rr_AnnualReturn2010	12.48%	[1]
2011	rr_AnnualReturn2011	1.12%	[1]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.65%)
Prudential Large-Cap Core Equity Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.21%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	698
3 Years	rr_ExpenseExampleYear03	966
5 Years	rr_ExpenseExampleYear05	1,261
10 Years	rr_ExpenseExampleYear10	2,264
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,264
Prudential Large-Cap Core Equity Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.21%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	298
3 Years	rr_ExpenseExampleYear03	666
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Prudential Large-Cap Core Equity Fund | Class L
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.71%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.45%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	714
3 Years	rr_ExpenseExampleYear03	1,059
5 Years	rr_ExpenseExampleYear05	1,427
10 Years	rr_ExpenseExampleYear10	2,458
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	714
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,059
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,427
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,458
Prudential Large-Cap Core Equity Fund | Class M
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.21%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	798
3 Years	rr_ExpenseExampleYear03	1,066
5 Years	rr_ExpenseExampleYear05	1,361
10 Years	rr_ExpenseExampleYear10	2,347
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,347
Prudential Large-Cap Core Equity Fund | Class X
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	6.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.21%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	798
3 Years	rr_ExpenseExampleYear03	1,066
5 Years	rr_ExpenseExampleYear05	1,461
10 Years	rr_ExpenseExampleYear10	2,524
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	198
3 Years	rr_ExpenseExampleNoRedemptionYear03	666
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,524
Prudential Large-Cap Core Equity Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.65%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	0.56%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.26%)
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.95%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	97
3 Years	rr_ExpenseExampleYear03	358
5 Years	rr_ExpenseExampleYear05	640
10 Years	rr_ExpenseExampleYear10	1,443
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	97
3 Years	rr_ExpenseExampleNoRedemptionYear03	358
5 Years	rr_ExpenseExampleNoRedemptionYear05	640
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,443
Prudential Large-Cap Core Equity Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.44%)
Five Years	rr_AverageAnnualReturnYear05	(2.90%)
Ten Years	rr_AverageAnnualReturnYear10	1.82%
Prudential Large-Cap Core Equity Fund | Return Before Taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.37%)
Five Years	rr_AverageAnnualReturnYear05	(2.69%)
Ten Years	rr_AverageAnnualReturnYear10	1.64%
Prudential Large-Cap Core Equity Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.57%)
Five Years	rr_AverageAnnualReturnYear05	(2.49%)
Ten Years	rr_AverageAnnualReturnYear10	1.65%
Prudential Large-Cap Core Equity Fund | Return Before Taxes | Class L
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.99%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.96%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
Prudential Large-Cap Core Equity Fund | Return Before Taxes | Class M
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.22%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(2.61%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
Prudential Large-Cap Core Equity Fund | Return Before Taxes | Class X
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(4.48%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(1.98%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 19, 2007
Prudential Large-Cap Core Equity Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	1.31%
Five Years	rr_AverageAnnualReturnYear05	(1.55%)
Ten Years	rr_AverageAnnualReturnYear10	2.66%
Prudential Large-Cap Core Equity Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(5.54%)
Five Years	rr_AverageAnnualReturnYear05	(3.20%)
Ten Years	rr_AverageAnnualReturnYear10	1.64%
Prudential Large-Cap Core Equity Fund | Return After Taxes on Distribution and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(1.44%)
Five Years	rr_AverageAnnualReturnYear05	(2.45%)
Ten Years	rr_AverageAnnualReturnYear10	1.56%
Prudential Large-Cap Core Equity Fund | S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	2.09%
Five Years	rr_AverageAnnualReturnYear05	(0.25%)
Ten Years	rr_AverageAnnualReturnYear10	2.92%
Prudential Large-Cap Core Equity Fund | Lipper Large-Cap Core Funds Average (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(0.67%)
Five Years	rr_AverageAnnualReturnYear05	(0.87%)
Ten Years	rr_AverageAnnualReturnYear10	2.41%
Prudential International Real Estate Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 22 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 57.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses % (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $25,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	25,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in investments whose price will increase over time and which will pay the Fund dividends and other income, such as capital gains. The Fund normally invests at least 80% of its investable assets in equity-related securities of real estate companies, principally real estate investment trusts (REITs) and other real estate securities. Equity-related securities may include common stock, convertible securities, nonconvertible preferred stock, American Depositary Receipts (ADRs), warrants and other rights that can be exercised to obtain stock. REITs are pooled investment vehicles which invest primarily in income-producing real estate or loans related to real estate. The Fund invests primarily in non-U.S. issuers located in various countries outside the U.S., including non-U.S. issuers located in emerging markets, and expects to diversify broadly among developed and emerging countries throughout the world. The Fund may invest up to 20% of its investable assets in other securities, including fixed-income securities of real estate companies and equity and fixed-income securities of issuers that are not real estate companies. The Fund is nondiversified, meaning it may invest more than 5% of its assets in any one issuer. The Fund concentrates its investments (i.e., invests at least 25% of its assets) in the real estate sector.

While we make every effort to achieve the Fund’s objective, we can’t guarantee success.

The Fund will provide 60 days’ prior written notice to shareholders of a change in its non-fundamental policy of investing at least 80% of its investable assets in the equity-related securities of real estate companies.

The assets of the Fund are managed by PREI® , otherwise known as Prudential Real Estate Investors, which is a business unit of Prudential Investment Management, Inc. and serves as the Fund’s subadviser. The subadviser’s approach to real estate investing is value-oriented based upon real estate fundamentals and assessments of management teams. The subadviser emphasizes both quantitative and qualitative investment analysis, and focuses on valuation relative to a company’s underlying real estate assets as well as a company’s on-going concern valuation. Through detailed company research that includes regular management visits, property tours and financial analysis, the subadviser analyzes the quality of real estate asset cash flows and sustainability and growth of company dividends. The subadviser also evaluates the company’s strategy, management’s track record, incentives and ability to create long term shareholder value. Only about 5% of institutional quality commercial real estate is publicly traded, and the subadviser believes public real estate securities managers need a firm understanding of the other 95%—the private real estate markets, to successfully add value.

Decisions to sell portfolio securities are based on relative analysis which entails examination of a variety of factors. The decision to sell a security is based on the subadviser’s assessment of relative risk adjusted return for the security.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Real Estate Risk. An investment in the Fund will be closely linked to the performance of the real estate markets. The value of real estate securities in general, and REITs in particular, is subject to the same risks as direct investments in real estate and mortgages, and their value will depend on the value of the underlying properties or the underlying loans or interests. The underlying loans may be subject to the risks of default or of prepayments that occur earlier or later than expected, and such loans may also include so-called “subprime” mortgages. The value of these securities will rise and fall in response to many factors, including economic conditions, the demand for rental property, interest rates and, with respect to REITs, the management skill and creditworthiness of the issuer. In particular, the value of these securities may decline when interest rates rise and will also be affected by the real estate market and by the management of the underlying properties. REITs may be more volatile and/or more illiquid than other types of equity securities. The Fund will indirectly bear a portion of the expenses, including management fees, paid by each REIT in which it invests, in addition to the expenses of the Fund.

Real Estate Investment Trust (REIT) Risk. An investment in a REIT may be subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. In addition, an investment in a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and to the effect of general declines in stock prices. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. As a shareholder in a REIT, the Fund could bear its ratable share of the REIT’s expenses and would at the same time continue to pay its own fees and expenses. The Fund’s investments in REITs may subject the Fund to duplicate management and/or advisory fees.

Although we try to invest wisely, all investments involve risk. Because it concentrates its investments in REITs and other equity-related securities of real estate companies, the Fund is subject to risks of the real estate industry, such as general and local economic conditions, the supply and demand for real estate and changes in zoning and tax laws. Real estate companies, including REITs, utilize leverage (and some may be highly leveraged), which increases investment risk. Since the Fund concentrates in the real estate industry, its holdings can vary significantly from broad market indexes. As a result, the Fund’s performance can deviate from the performance of such indexes. Because we invest in stocks, there is the risk that the price of a particular stock we own could go down or pay lower-than-expected or no dividends. In addition to an individual stock losing value, the value of the equity markets or of companies comprising the real estate industry could go down. Stock markets are volatile.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Selection Risk. Selection risk is the risk that the securities selected by PREI will underperform the market, the relevant indices, or other funds with similar investment objectives and investment strategies. Individual REIT prices may drop because of the failure of borrowers to pay their loans, a dividend reduction, a disruption to the real estate investment sales market, changes in federal or state taxation policies affecting REITs, or poor management of a REIT.

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Emerging Markets Risk. The risks of non-U.S. investments are greater for investments in emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and in price volatility. Emerging market countries may have policies that restrict investment by foreigners, or that prevent foreign investors from withdrawing their money at will.

Currency Risk. The Fund’s net asset value could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and may make investments that are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Nondiversification Risk. The Fund is nondiversified. This means that the Fund may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a nondiversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a nondiversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.

Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future. Updated Fund performance information is available online at www.prudentialfunds.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the Fund’s performance for the indicated share class for each full calendar year of operations or for the last 10 calendar years, whichever is shorter. The bar chart and Average Annual Total Returns table demonstrate the risk of investing in the Fund by showing how returns can change from year to year and by showing how the Fund’s average annual total returns for the share class compare with a broad-based securities market index and a group of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.prudentialfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance (before and after taxes) does not mean that the Fund will achieve similar results in the future.
Bar Chart Table:	rr_BarChartTableAbstract
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns % (Class A Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:		Worst Quarter:
2.28%	2nd Quarter 2011	-19.19%	3rd Quarter 2011

Average Annual Return:	rr_AverageAnnualReturnAbstract
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns % (as of 12-31-11)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	° After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the indicated share class. After-tax returns for other classes will vary due to differing sales charges and expenses.
Prudential International Real Estate Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	2.55%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.85%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.25%)	[2]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.60%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	704
3 Years	rr_ExpenseExampleYear03	1,465
5 Years	rr_ExpenseExampleYear05	2,244
10 Years	rr_ExpenseExampleYear10	4,270
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	704
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,465
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,244
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,270
Bar Chart Table:	rr_BarChartTableAbstract
2011	rr_AnnualReturn2011	(17.34%)	[3]
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(19.19%)
Prudential International Real Estate Fund | Class B
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	5.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	2.55%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.55%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[2]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	738
3 Years	rr_ExpenseExampleYear03	1,476
5 Years	rr_ExpenseExampleYear05	2,223
10 Years	rr_ExpenseExampleYear10	4,318
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,176
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,123
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,318
Prudential International Real Estate Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	2.55%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	4.55%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[2]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	2.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	338
3 Years	rr_ExpenseExampleYear03	1,176
5 Years	rr_ExpenseExampleYear05	2,123
10 Years	rr_ExpenseExampleYear10	4,528
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	238
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,176
5 Years	rr_ExpenseExampleNoRedemptionYear05	2,123
10 Years	rr_ExpenseExampleNoRedemptionYear10	4,528
Prudential International Real Estate Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	1.00%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	2.55%
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.55%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.20%)	[2]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.35%
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	137
3 Years	rr_ExpenseExampleYear03	884
5 Years	rr_ExpenseExampleYear05	1,653
10 Years	rr_ExpenseExampleYear10	3,673
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	137
3 Years	rr_ExpenseExampleNoRedemptionYear03	884
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,653
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,673
Prudential International Real Estate Fund | Return Before Taxes | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(21.88%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(20.41%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2010
Prudential International Real Estate Fund | Return Before Taxes | Class B
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.35%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(20.09%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2010
Prudential International Real Estate Fund | Return Before Taxes | Class C
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(18.93%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(16.70%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2010
Prudential International Real Estate Fund | Return Before Taxes | Class Z
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.60%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(16.18%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2010
Prudential International Real Estate Fund | Return After Taxes on Distributions | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(22.59%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(21.11%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2010
Prudential International Real Estate Fund | Return After Taxes on Distribution and Sale of Fund Shares | Class A
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(13.98%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(17.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 21, 2010
Prudential International Real Estate Fund | FTSE EPRA/NAREIT Developed ex-U.S. Net Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(15.64%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(15.64%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Prudential International Real Estate Fund | Lipper Equity International Real Estate Funds Average (reflects no deduction for fees, expenses or taxes)
Average Annual Return:	rr_AverageAnnualReturnAbstract
One Year	rr_AverageAnnualReturnYear01	(17.75%)
Five Years	rr_AverageAnnualReturnYear05
Ten Years	rr_AverageAnnualReturnYear10
Since Inception	rr_AverageAnnualReturnSinceInception	(17.75%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Prudential Absolute Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Fund is to seek positive returns over the long term, regardless of market conditions.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables below describe the sales charges, fees and expenses that you may pay if you buy and hold shares of the Fund.

You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds. More information about these discounts is available from your financial professional and is explained in Reducing or Waiving Class A’s Initial Sales Charge on page 24 of the Fund’s Prospectus and in the Fund’s Statement of Additional Information (SAI), in Rights of Accumulation on page 57.

Shareholder Fees:	rr_ShareholderFeesAbstract
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses:	rr_OperatingExpensesAbstract
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the Fund’s most recent fiscal period, the Fund’s portfolio turnover rate was 112% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	112.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and an eligible group of investors purchase, or agree to purchase in the future, $50,000 or more in shares of the Fund or other funds in the Prudential Investments family of funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example:	rr_ExpenseExampleAbstract
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The following hypothetical example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year, that the Fund’s operating expenses remain the same and that all dividends and distributions are reinvested. Your actual costs may be higher or lower.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If Shares Are Redeemed
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If Shares Are Not Redeemed
Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies.
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund has a flexible investment strategy and will invest in a variety of securities and instruments. The Fund will also use a variety of investment techniques in pursuing its investment objective, which may include managing duration, credit quality, yield curve positioning and currency exposure, as well as sector and security selection.

Under normal market conditions, the Fund will invest at least 80% of its investable assets (net assets plus borrowings for investment purposes, if any) in debt securities (generally referred to as “bonds”) and/or investments that provide exposure to bonds. Investments in bonds may include, but are not limited to:

■ mortgage-related securities, including collateralized mortgage-backed obligations or commercial mortgage-backed securities;

■ asset-backed securities, including collateralized debt obligations or collateralized loan obligations;

■ floating rate loans;

■ municipal securities (taxable or non-taxable);

■ domestic and foreign corporate debt obligations;

■ domestic and foreign government debt obligations, including U.S. Government securities; and

■ other debt obligations

The Fund’s investments in debt securities may include both fixed rate and floating rate securities.

The Fund may invest up to 50% of its total assets in debt securities that are rated below investment grade (which are sometimes referred to as “junk bonds”) or, if unrated, of comparable quality at the time of purchase as determined by the Fund’s investment subadviser, described below.

While we make every effort to achieve the Fund’s objective, we can’t guarantee success.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund.
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

All investments have risks to some degree. Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency; and is subject to investment risks, including possible loss of your original investment.

Recent Market Events. The equity and debt capital markets in the United States and internationally have experienced unprecedented volatility. This financial crisis has caused a significant decline in the value and liquidity of many securities. This environment could make identifying investment risks and opportunities especially difficult for the investment subadviser. These market conditions may continue or get worse. In response to the crisis, the U.S. and other governments and the Federal Reserve and certain foreign central banks have taken steps to support financial markets. The withdrawal of this support could negatively affect the value and liquidity of certain securities. In addition, legislation recently enacted in the United States calls for changes in many aspects of financial regulation. The impact of the legislation on the markets, and the practical implications for market participants, may not be known for some time.

Risk of Increase in Expenses. Your actual cost of investing in the Fund may be higher than the expenses shown in the expense table for a variety of reasons. For example, expense ratios may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

Management Risk. Actively managed mutual funds are subject to management risk. The subadviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these techniques will produce the desired results. Additionally, the securities selected by the subadviser may underperform the markets in general, the Fund’s benchmark and other mutual funds with similar investment objectives.

Fixed-Income Obligations Risk. As with credit risk, market risk and interest rate risk, the Fund’s holdings, share price, yield and total return may fluctuate in response to bond market movements. Certain types of fixed income obligations also may be subject to call and redemption risk where the issuer may call a bond held by the Fund for redemption before it matures and the Fund may lose income.

Mortgage-Backed and Asset-Backed Securities Risk. Mortgage-backed and asset-backed investments tend to increase in value less than other debt securities when interest rates decline, but are subject to similar risk of decline in market value during periods of rising interest rates. The values of mortgage-backed and asset-backed securities become more volatile as interest rates rise. In a period of declining interest rates, the Fund may be required to reinvest more frequent prepayments on mortgage-backed and asset-backed investments in lower-yielding investments. In addition to interest rate risk, investments in mortgage-backed securities composed of subprime mortgages may be subject to a higher degree of credit risk, valuation risk and liquidity risk.

Risks of Investments in Loans. The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans (whether through participations, assignment or otherwise) will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan because of a default, bankruptcy or any other reason would adversely affect the income of the Fund and would likely reduce the value of its assets. Even with loans secured by collateral, there is the risk that the value of the collateral may decline, may be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan. Further, the Fund’s access to collateral, if any, may be limited by bankruptcy laws. Due to the nature of the private syndication of senior loans, including, for example, lack of publicly-available information, some senior loans are not as easily purchased or sold as publicly-traded securities. In addition, loan participations and assignments generally are subject to restrictions on transfer, and only limited opportunities may exist to sell loan participations in secondary markets. As a result, it may be difficult for the Fund to value floating rate loans, or sell floating rate loans at an acceptable price when it wants to sell them. Because a significant percent of loans and loan participations are not generally rated by independent credit rating agencies, a decision by the Fund to invest in a particular loan or loan participation could depend exclusively on the investment subadviser’s credit analysis of the borrower, and in the case of a loan participation, of the intermediary holding the portion of the loan that the Fund has purchased. To the extent the Fund invests in loans of non-U.S. issuers, the risks of investing in non-U.S. issuers are applicable.

Junk Bonds Risk. High-yield, high-risk bonds have speculative characteristics, including particularly high credit risk. Junk bonds tend to be less liquid than higher-rated securities. The liquidity of particular issuers or industries within a particular investment category may shrink or disappear suddenly and without warning. The non-investment grade bond market can experience sudden and sharp price swings and become illiquid due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high profile default or a change in the market’s psychology.

Municipal Bonds. Municipal bonds are subject to credit risk, market risk and interest rate risk. The Fund’s holdings, share price, yield and total return may also fluctuate in response to municipal bond market movements. Municipal bonds are also subject to the risk that potential future legislative changes could affect the market for and value of municipal bonds, which may adversely affect the Fund’s yield or the value of the Fund’s investments in municipal bonds. Certain municipal bonds with principal and interest payments that are made from the revenues of a specific project or facility, and not general tax revenues, may have increased risks. Factors affecting the project or facility, such as local business or economic conditions, could have a significant effect on the project’s ability to make payments of principal and interest on these securities. Municipal securities of a particular state are vulnerable to events adversely affecting that state, including economic, political and regulatory occurrences, court decisions, terrorism and catastrophic natural disasters, such as hurricanes or earthquakes. Many municipal bonds are also subject to prepayment risk—when interest rates fall, the issuers may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at a lower interest rate.

Credit Risk. This is the risk that the issuer, the guarantor or the insurer of a fixed-income security, or the counterparty to a contract, may be unable or unwilling to make timely principal and interest payments or to otherwise honor its obligations. Additionally, the securities could lose value due to a loss of confidence in the ability of the issuer, guarantor, insurer or counterparty to pay back debt. The longer the maturity and the lower the credit quality of a bond, the more likely its value will decline.

Market Risk. Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Securities markets are volatile. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions. Regardless of how well an individual investment performs, if financial markets go down, you could lose money.

Interest Rate Risk. This is the risk that the securities in which the Fund invests could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Debt obligations with longer maturities generally are more sensitive to interest rate changes. In addition, short-term and long-term interest rates do not necessarily move in the same direction or by the same amount. An instrument’s reaction to interest rate changes depends on the timing of its interest and principal payments and the current interest rate for each of those time periods. Instruments with floating interest rates can be less sensitive to interest rate changes. Certain types of debt obligations are also subject to prepayment and extension risk. When interest rates fall, the issuers of debt obligations may prepay principal more quickly than expected, and the Fund may be required to reinvest the proceeds at a lower interest rate. This is referred to as “prepayment risk.” When interest rates rise, debt obligations may be repaid more slowly than expected, and the value of the Fund’s holdings may fall sharply. This is referred to as “extension risk.”

Foreign Securities Risk. Investments in securities of non-U.S. issuers (including those denominated in U.S. dollars) generally involve more risk than investing in securities of U.S. issuers. Foreign political, economic and legal systems, especially those in developing and emerging market countries, may be less stable and more volatile than in the U.S. Foreign legal systems generally have fewer regulatory requirements than the U.S. legal system. In general, less information is publicly available about non-U.S. companies than about U.S. companies. Non-U.S. companies generally are not subject to the same accounting, auditing, and financial reporting standards as are U.S. companies. Additionally, the changing value of foreign currencies and changes in exchange rates could also affect the value of the assets the Fund holds and the Fund’s performance. Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest or dividends to investors located outside the country, due to blockage of foreign currency exchanges or otherwise. Investments in emerging markets are subject to greater volatility and price declines. We do not consider American Depositary Receipts (“ADRs”), American Depositary Shares (“ADSs”) and other similar receipts or shares traded in U.S. markets in which the Fund may invest to be foreign securities.

In addition, the Fund’s investments in non-U.S. securities may be subject to the risks of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of non-U.S. currency, confiscatory taxation and adverse diplomatic developments. Special U.S. tax considerations may apply.

Liquidity Risk. The Fund may invest in instruments that trade in lower volumes and may make investments that are less liquid than other investments. Liquidity risk exists when particular investments made by the Fund are difficult to purchase or sell. Liquidity risk also includes the risk that the Fund may make investments that may become less liquid in response to market developments or adverse investor perceptions. If the Fund is forced to sell these investments to pay redemption proceeds or for other reasons, the Fund may lose money. In addition, when there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may have to accept a lower price or may not be able to sell the instrument at all. An inability to sell a portfolio position can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities.

For more information on the risks of investing in this Fund, including the risks of foreign securities, please see How the Fund Invests—Investment Risks in the Prospectus and Investment Risks and Considerations in the SAI.

Risk Lose Money [Text]	rr_RiskLoseMoney	and is subject to investment risks, including possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Please remember that an investment in the Fund is not guaranteed to achieve its investment objective; is not a deposit with a bank; is not insured, endorsed or guaranteed by the Federal Deposit Insurance Corporation or any other government agency;
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	The Fund’s Past Performance.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present. A number of factors—including risk—can affect how the Fund will perform in the future.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not been in operation for a full calendar year, and hence has no past performance data to present.
Prudential Absolute Return Bond Fund | Class A
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.50%
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.30%
+ Other expenses	rr_OtherExpensesOverAssets	1.60%	[4]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.70%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[4]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.10%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	557
3 Years	rr_ExpenseExampleYear03	1,105
5 Years	rr_ExpenseExampleYear05	1,679
10 Years	rr_ExpenseExampleYear10	3,233
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	557
3 Years	rr_ExpenseExampleNoRedemptionYear03	1,105
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,679
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,233
Prudential Absolute Return Bond Fund | Class C
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	15
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
+ Other expenses	rr_OtherExpensesOverAssets	1.59%	[4]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	3.39%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.54%)	[4]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	1.85%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	288
3 Years	rr_ExpenseExampleYear03	899
5 Years	rr_ExpenseExampleYear05	1,632
10 Years	rr_ExpenseExampleYear10	3,573
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	188
3 Years	rr_ExpenseExampleNoRedemptionYear03	899
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,632
10 Years	rr_ExpenseExampleNoRedemptionYear10	3,573
Prudential Absolute Return Bond Fund | Class Q
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.65%	[4]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.45%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.60%)	[4]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.85%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	610
5 Years	rr_ExpenseExampleYear05	1,161
10 Years	rr_ExpenseExampleYear10	2,664
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	610
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,161
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,664
Prudential Absolute Return Bond Fund | Class Z
Shareholder Fees:	rr_ShareholderFeesAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load)(as a percentage of the lower of original purchase price or sale proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption fee	rr_RedemptionFeeOverRedemption	none
Exchange fee	rr_ExchangeFeeOverRedemption	none
Maximum account fee (accounts under $2,500)	rr_MaximumAccountFee	none
Operating Expenses:	rr_OperatingExpensesAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
+ Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
+ Other expenses	rr_OtherExpensesOverAssets	1.68%	[4]
= Total annual Fund operating expenses	rr_ExpensesOverAssets	2.48%
- Fee waiver or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[4]
= Net annual Fund operating expenses	rr_NetExpensesOverAssets	0.85%	[4]
Expense Example:	rr_ExpenseExampleAbstract
1 Year	rr_ExpenseExampleYear01	87
3 Years	rr_ExpenseExampleYear03	616
5 Years	rr_ExpenseExampleYear05	1,173
10 Years	rr_ExpenseExampleYear10	2,692
Expense Example, No Redemption:	rr_ExpenseExampleNoRedemptionAbstract
1 Year	rr_ExpenseExampleNoRedemptionYear01	87
3 Years	rr_ExpenseExampleNoRedemptionYear03	616
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,173
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,692

[1]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the expense cap and distribution and service (12b-1) fee waiver for Class A shares, the annual returns would have been lower, too.
[2]	The Manager has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest, and brokerage commissions) of each class of shares to 1.35% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund's Board of Trustees. Separately, the Distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.
[3]	These annual total returns do not include sales charges. If the sales charges were included, the annual total returns would be lower than those shown. Without the contractual cap in effect through February 28, 2013 and the distribution and service (12b-1) fee waiver, the annual returns would have been lower as well.
[4]	The Manager has contractually agreed through February 28, 2013 to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to .85% of the Fund's average daily net assets. The decision on whether to renew, modify or terminate the expense cap is subject to review by the Manager and the Fund's Board of Trustees. Separately, the distributor has contractually agreed through February 28, 2013 to limit the Fund's Class A distribution and service (12b-1) fees to .25% of the Fund's Class A average daily net assets. The decision on whether to renew, modify or terminate the waiver is subject to review by the distributor and the Fund's Board of Trustees.